Business Combinations (Details) - Schedule of fair value estimates for the intangible assets acquired - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2008	Jun. 30, 2022	Dec. 31, 2021
Tangible assets (liabilities):
Cash	$ 789
Accounts receivable and other receivables	1,672
Inventory	3,991
Property and equipment	6,194
Other assets	343
Advance from customers	(1,726)
Trade payables	(466)	$ (30,788)	$ (46,448)
Provisions and other liabilities	(717)
Deferred tax liabilities, net	(855)
Net assets	9,225
Intangible assets:
Goodwill, Fair value	$ 3,717
Goodwill, Amortization period (years)	Infinite
Total purchase price	$ 15,443
Technology [Member]
Intangible assets:
Intangible assets, Fair value	$ 1,213
Intangible assets, Amortization period (years)	2 years 6 months
Customer Relationship [Member]
Intangible assets:
Intangible assets, Fair value	$ 856
Intangible assets, Amortization period (years)	5 years 9 months 18 days
Backlog [Member]
Intangible assets:
Intangible assets, Fair value	$ 432
Intangible assets, Amortization period (years)	6 months